REGULATORY FRAMEWORK, Expansion of the Natural Gas Transportation System (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($) Installment	Dec. 31, 2016 ARS ($)
Expansion of the natural gas transportation system [Abstract]
Other financial assets at amortized cost	$ 14,473	$ 21,584
Debt Securities [Member]
Expansion of the natural gas transportation system [Abstract]
Number of equal installments | Installment	85
CER interest rate	8.00%
Other financial assets at amortized cost	$ 21,584